Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Zapata Computing Holdings Inc.
Entity Central Index Key	0001843714
Entity Tax Identification Number	87-4706968
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7372
Entity Address, Address Line One	00 Federal Street, Floor 20
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	844
Local Phone Number	492-7282
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Christopher Savoie
Entity Address, Address Line One	100 Federal Street, Floor 20
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	844
Local Phone Number	492-7282